3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS - Valuation assumptions (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Market price and estimated fair value of common stock:	$ 0.090	$ 0.090
Expected term (years)		3 years
Dividend yield	$ 0
Expected volatility	82.00%	143.00%
Risk-free interest rate	1.30%	2.00%
Minimum [Member]
Exercise price	$ 0.15	$ 0.15
Expected term (years)		3 years
Maximum [Member]
Exercise price	$ 0.20	$ 0.20
Expected term (years)		5 years